Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Virtus Variable Insurance Trust
Entity Central Index Key	0000792359
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000126193 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Growth Series
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Growth Series (“Series”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
Additional Information Phone Number	1-800-367-5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Growth Series Class I	$44	0.89%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Net Assets	$ 47,272,000
Holdings Count | Holding	27
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY SERIES STATISTICS (as of June 30, 2026)
Series net assets (‘000s)	$47,272
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
Asset Allocation(1)
Financials	31%
Industrials	27
Consumer Discretionary	16
Health Care	9
Consumer Staples	6
Information Technology	6
Securities Lending Collateral	5
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000005133 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Growth Series
Class Name	Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Growth Series (“Series”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
Additional Information Phone Number	1-800-367-5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Growth Series Class A	$56	1.14%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.14%
Net Assets	$ 47,272,000
Holdings Count | Holding	27
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY SERIES STATISTICS (as of June 30, 2026)
Series net assets (‘000s)	$47,272
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
Asset Allocation(1)
Financials	31%
Industrials	27
Consumer Discretionary	16
Health Care	9
Consumer Staples	6
Information Technology	6
Securities Lending Collateral	5
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000005134 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Multi-Sector Intermediate Bond Series
Class Name	Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Intermediate Bond Series (“Series”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
Additional Information Phone Number	1-800-367-5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Intermediate Bond Series Class A	$47	0.94%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%
Net Assets	$ 82,796,000
Holdings Count | Holding	390
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY SERIES STATISTICS (as of June 30, 2026)
Series net assets (‘000s)	$82,796
Total number of portfolio holdings	390
Portfolio turnover rate as of the end of the reporting period	18%

Holdings [Text Block]
Asset Allocation(1)
Affiliated Mutual Funds		47%
Corporate Bonds and Notes		23
Financials	12
Energy	3
Industrials	2
All other Corporate Bonds and Notes	6
Foreign Government Securities		13
Mortgage-Backed Securities		11
U.S. Government Securities		5
Leveraged Loans		— (2)
Other (includes securities lending collateral)		1
Total		100%
(1)	Percentage of total investments as of June 30, 2026.
(2)	Less than 0.05%.

C000126194 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Multi-Sector Intermediate Bond Series
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Intermediate Bond Series (“Series”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
Additional Information Phone Number	1-800-367-5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Intermediate Bond Series Class I	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 82,796,000
Holdings Count | Holding	390
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY SERIES STATISTICS (as of June 30, 2026)
Series net assets (‘000s)	$82,796
Total number of portfolio holdings	390
Portfolio turnover rate as of the end of the reporting period	18%

Holdings [Text Block]
Asset Allocation(1)
Affiliated Mutual Funds		47%
Corporate Bonds and Notes		23
Financials	12
Energy	3
Industrials	2
All other Corporate Bonds and Notes	6
Foreign Government Securities		13
Mortgage-Backed Securities		11
U.S. Government Securities		5
Leveraged Loans		— (2)
Other (includes securities lending collateral)		1
Total		100%
(1)	Percentage of total investments as of June 30, 2026.
(2)	Less than 0.05%.

C000005142 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Value Series
Class Name	Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Value Series (“Series”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
Additional Information Phone Number	1-800-367-5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Value Series Class A	$57	1.10%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%
Net Assets	$ 51,641,000
Holdings Count | Holding	29
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY SERIES STATISTICS (as of June 30, 2026)
Series net assets (‘000s)	$51,641
Total number of portfolio holdings	29
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
Asset Allocation(1)
Industrials	46%
Financials	26
Consumer Discretionary	13
Consumer Staples	6
Real Estate	3
Materials	3
Health Care	3
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000005146 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Real Estate Securities Series
Class Name	Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Real Estate Securities Series (“Series”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
Additional Information Phone Number	1-800-367-5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Estate Securities Series Class A	$59	1.10%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.10%
Net Assets	$ 116,203,000
Holdings Count | Holding	33
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY SERIES STATISTICS (as of June 30, 2026)
Series net assets (‘000s)	$116,203
Total number of portfolio holdings	33
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Asset Allocation(1)
Health Care REITS	22%
Industrial/Office REITS	16
Retail REITS	16
Residential REITS	14
Data Centers REITS	12
Self Storage REITS	7
Lodging/Resorts REITS	3
Other REITS	10
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000126195 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Real Estate Securities Series
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Real Estate Securities Series (“Series”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
Additional Information Phone Number	1-800-367-5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Estate Securities Series Class I	$46	0.85%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.85%
Net Assets	$ 116,203,000
Holdings Count | Holding	33
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY SERIES STATISTICS (as of June 30, 2026)
Series net assets (‘000s)	$116,203
Total number of portfolio holdings	33
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Asset Allocation(1)
Health Care REITS	22%
Industrial/Office REITS	16
Retail REITS	16
Residential REITS	14
Data Centers REITS	12
Self Storage REITS	7
Lodging/Resorts REITS	3
Other REITS	10
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000005147 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Capital Growth Series
Class Name	Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Capital Growth Series (“Series”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
Additional Information Phone Number	1-800-367-5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Capital Growth Series Class A	$53	1.03%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%
Net Assets	$ 238,380,000
Holdings Count | Holding	29
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY SERIES STATISTICS (as of June 30, 2026)
Series net assets (‘000s)	$238,380
Total number of portfolio holdings	29
Portfolio turnover rate as of the end of the reporting period	25%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	49%
Communication Services	13
Industrials	11
Consumer Discretionary	10
Health Care	9
Financials	8
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000005148 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Equity Income Series
Class Name	Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Equity Income Series (“Series”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
Additional Information Phone Number	1-800-367-5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Equity Income Series Class A	$52	0.98%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.98%
Net Assets	$ 80,926,000
Holdings Count | Holding	35
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY SERIES STATISTICS (as of June 30, 2026)
Series net assets (‘000s)	$80,926
Total number of portfolio holdings	35
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	21%
Industrials	19
Financials	15
Health Care	10
Consumer Staples	9
Utilities	8
Real Estate	6
Other	12
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000005150 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Tactical Allocation Series
Class Name	Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Tactical Allocation Series (“Series”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
Additional Information Phone Number	1-800-367-5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Tactical Allocation Series Class A	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Net Assets	$ 60,659,000
Holdings Count | Holding	362
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY SERIES STATISTICS (as of June 30, 2026)
Series net assets (‘000s)	$60,659
Total number of portfolio holdings	362
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
Asset Allocation(1)
Common Stocks		63%
Information Technology	19
Industrials	15
Financials	10
All Other Common Stocks	19
Corporate Bonds and Notes		11
Financials	5
All other Corporate Bonds and Notes	6
Affiliated Mutual Funds		13
Mortgage-Backed Securities		6
U.S. Government Securities		6
Foreign Government Securities		1
Total		100%
(1)	Percentage of total investments as of June 30, 2026.

C000005730 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA International Growth Series
Class Name	Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus SGA International Growth Series (“Series”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
Additional Information Phone Number	1-800-367-5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Series Class A	$54	1.10%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.10%
Net Assets	$ 89,814,000
Holdings Count | Holding	34
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY SERIES STATISTICS (as of June 30, 2026)
Series net assets (‘000s)	$89,814
Total number of portfolio holdings	34
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	23%
Industrials	19
Health Care	16
Financials	15
Consumer Discretionary	11
Consumer Staples	8
Materials	4
Other (includes securities lending collateral)	4
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000126196 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA International Growth Series
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus SGA International Growth Series (“Series”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
Additional Information Phone Number	1-800-367-5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Series Class I	$41	0.85%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.85%
Net Assets	$ 89,814,000
Holdings Count | Holding	34
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY SERIES STATISTICS (as of June 30, 2026)
Series net assets (‘000s)	$89,814
Total number of portfolio holdings	34
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	23%
Industrials	19
Health Care	16
Financials	15
Consumer Discretionary	11
Consumer Staples	8
Materials	4
Other (includes securities lending collateral)	4
Total	100%
(1)	Percentage of total investments as of June 30, 2026.